                                 GRAUBARD MILLER
                              THE CHRYSLER BUILDING
                              405 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10174

FACSIMILE:                                                    DIRECT DIAL:
(212) 818-8881                                                (212) 818-8638
                                            February 8, 2006

VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Mail Stop 3561
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

               Re: Jaguar Acquisition Corporation
                   Registration Statement on Form S-1 ("Registration Statement")
                   Amendment 3 Filed December 23, 2005
                   File No. 333-127135
                   -------------------

Dear Mr. Reynolds:

     On behalf of Jaguar Acquisition Corporation (the "Company"), we respond as follows to the Staff's comment letter, dated February 3, 2006, relating to the above-captioned Registration Statement. Please be advised that in addition to responding to the Staff's comments, the Company has increased the number of
Units being offered under the Registration Statement from 3,000,000 Units to
4,000,000 Units, and the underwriters' overallotment option has been correspondingly increased from 450,000 Units to 600,000 Units. Further, all corresponding references to shares of common stock and the warrants comprising the Units have also been changed to reflect the increase in the offering amount.
Captions and page references herein correspond to those set forth in Amendment
No. 3 to the Registration Statement ("Amendment No. 3"), a copy of which has been marked with the changes from Amendment No. 2 to the Registration Statement.
We are also delivering three (3) courtesy copies of such marked Amendment No. 3 to John Zitko. Please note that for the Staff's convenience, we have recited each of the Staff's comments and provided the Company's response to each comment immediately thereafter. Additionally, we have, where appropriate, indicated in the markings of the courtesy hard copies of the marked Amendment No. 3 the specific locations in such amendment in which our responses to the Staff's comments are reflected.

GENERAL
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1.   WE NOTE THAT YOU HAVE ADDED THE INSIDER UNITS, COMMON STOCK AND WARRANTS AS
     PART OF THE INSIDER UNITS AND UNDERLYING COMMON STOCK TO THE FEE TABLE ON
     THE FACING PAGE. WE

Mr. John Reynolds
February 8, 2006

     ALSO NOTE YOUR STATEMENT ON THE COVER PAGE THAT "THE UNITS TO BE SOLD TO
     THESE INITIAL STOCKHOLDERS HAVE BEEN REGISTERED UNDER THE REGISTRATION
     STATEMENT OF WHICH THIS PROSPECTUS FORMS A PART..." WE FINALLY NOTE YOUR
     STATEMENT THAT "SAPPHIRE CANYON INVESTMENTS LLC, CORL LLC, JSC GROUP
     HOLDINGS LLC, FA HOLDINGS, LLC, JOHN J. HOEY, DAVID W. TRALKA, ROBERT
     MOREYRA AND PETER COLLINS, EACH AN INITIAL STOCKHOLDER OF OURS, HAVE
     COMMITTED TO PURCHASE AN AGGREGATE OF 116,667 UNITS AT $6.00 PER UNIT..."
     YOU ARE REMINDED THAT IT IS THE POSITION OF THE STAFF THAT A TRANSACTION
     COMMENCED AS A PRIVATE OFFERING CANNOT BE COMPLETED AS A REGISTERED SALE.
     BOTH YOUR OFFER AND THE SALE MUST BE PRIVATE. IF YOU CONTEMPLATE
     REGISTERING THE INSIDER UNITS FOR RESALE, PLEASE NOTE THAT AS A GENERAL
     MATTER, REGISTRANTS MAY REGISTER RESALES BY SELLING STOCKHOLDERS WHOSE
     SHARES WERE EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. WE
     NOTE THAT THERE IS A QUESTION AS TO THE BASIS OF THE EXEMPTION FROM
     REGISTRATION FOR THIS ISSUANCE. FINALLY, WE NOTE THAT THE INSIDER UNITS
     HAVE NOT BEEN ISSUED. WE DO NOT UNDERSTAND THE BASIS FOR YOUR BELIEF THAT
     YOU CAN REGISTER THESE 116,667 UNITS FOR RESALE WHEN THE SECURITIES HAVE
     NOT BEEN ISSUED. REVISE TO REMOVE THE INSIDER UNITS FROM THE COMPANY'S
     REGISTRATION STATEMENT AND MAKE APPROPRIATE REVISIONS THROUGHOUT THE
     REGISTRATION STATEMENT.

     Initially, we note that it is the Company's intention to register the
116,667 units ("Insider Units") for resale only, and not the actual offer or sale of such Insider Units. Accordingly, we have revised the Registration
Statement, where appropriate, to reflect the foregoing.

     The sale of the Insider Units will be consummated simultaneously with the consummation of the Company's initial public offering ("IPO") pursuant to the exemption from registration contained in Section 4(2) of the Securities Act. The purchasers of the Insiders Units have entered into binding subscription agreements with the Company in which such purchasers have irrevocably agreed to purchase the Insider Units subject to one remaining condition - the SEC declaring the Registration Statement effective. In the Black Box Inc. no-action letter (June 26, 1990), the SEC indicated that a private offering would be deemed completed and not be integrated with a public offering if commitments are in place from all investors subject only to conditions outside their control so that there is no further investment decision. The SEC indicated that examples of acceptable conditions include the filing or effectiveness of a resale registration statement or receipt of regulatory approvals. As stated above, the purchasers of the Insider Units have completed their investment decision. The only remaining condition to the purchase of such securities is the effectiveness of the Registration Statement. Accordingly, we respectfully believe that the
Company may register the Insider Units for resale on the Registration Statement even though such securities have not yet been issued.

2    WE NOTE THE DISCLOSURE THROUGHOUT YOUR REGISTRATION STATEMENT THAT YOU
     WOULD BE REQUIRED TO CONVERT TO CASH UP TO APPROXIMATELY 19.99% OF THE
     COMMON STOCK SOLD IN THE OFFERING. PLEASE CONFIRM, IF TRUE, THAT IT IS THE
     COMPANY'S UNDERSTANDING AND INTENTION IN EVERY CASE TO STRUCTURE AND
     CONSUMMATE A BUSINESS COMBINATION IN WHICH

Mr. John Reynolds
February 8, 2006

     19.99% OF THE IPO SHAREHOLDERS WILL BE ABLE TO CONVERT AND THE BUSINESS
     COMBINATION STILL GO FORWARD. WE MAY HAVE FURTHER COMMENT.

     We have revised the disclosure in the prospectus, where appropriate, to indicate that it is the Company's understanding and intention in every case to structure and consummate a business combination in which up to 19.99% of the public stockholders may exercise their conversion rights and a business combination will still go forward.

3.   WE NOTE THE POTENTIAL FOR THE UNDERWRITERS TO BE INVOLVED IN IDENTIFYING A
     PROSPECTIVE BUSINESS COMBINATION. AS SUCH IT WOULD APPEAR THAT THE
     REPRESENTATIVE OF THE UNDERWRITERS WOULD BE IN POSSESSION OF MATERIAL
     NON-PUBLIC INFORMATION WHILE THEY OPERATE THE 10b5-1 PLANS. PLEASE PROVIDE
     ADDITIONAL DISCLOSURE WITH RESPECT TO THE OPERATION OF THE 10b5-1 PLANS
     DISCLOSED IN YOUR REGISTRATION STATEMENT, INCLUDING THE ABOVE-NOTED
     POTENTIAL FOR CONFLICT OF INTEREST AND THE MECHANISM BY WHICH PURCHASES
     WILL BE MADE. WE MAY HAVE FURTHER COMMENT.

     As indicated on page 46 of the prospectus, the warrant purchases referred to above will be made by EarlyBirdCapital, Inc. ("EBC") or such other broker dealer as EBC may assign the order to. We have been advised by EBC that neither it, nor any underwriter that will participate in the Company's IPO, will be the broker-dealer effectuating the warrant purchase orders. Instead, EBC will assign such orders to a separate, non-participating broker dealer so as to avoid any potential conflicts of interest. We have revised the disclosure in the prospectus to indicate the foregoing.

THE OFFERING, PAGE 3
--------------------

4.   WE NOTE THAT YOU HAVE REFLECTED THE SHARES AND WARRANTS IN THE INSIDER
     UNITS AS OUTSTANDING BEFORE THE OFFERING. ADVISE US WHY YOU INCLUDED THE
     SHARES AND WARRANTS AS OUTSTANDING IF THEY WILL BE ISSUED SIMULTANEOUSLY
     WITH THE CONSUMMATION OF YOUR OFFERING.

     We have revised the disclosure on page 4 of the prospectus to indicate that the Insider Units will not be outstanding prior to the Company's IPO.

SUMMARY FINANCIAL DATA, PAGE 8
------------------------------

5.   PLEASE REVISE THE FIFTH PARAGRAPH TO INDICATE THE APPROXIMATE DOLLAR AMOUNT
     CONVERTED IF 19.99% OF THE 3,000,000 SHARES ARE CONVERTED UNDER THE
     CONVERSION RIGHTS.

     We have revised the fifth paragraph of the section titled "Summary
Financial Data" to indicate that approximately $4,357,820 may be converted if
19.99% of the 4,000,000 shares are converted under the conversion rights.

Mr. John Reynolds
February 8, 2006

PRINCIPAL STOCKHOLDERS, PAGE 45
-------------------------------

6.   REVISE TO INDICATE THE INSIDER UNITS WILL NOT BE PLACED IN THE ESCROW
     ACCOUNT. INDICATE THIS THROUGHOUT THE PROSPECTUS WHEN DISCUSSING THE ESCROW
     ACCOUNT.

     We have revised the prospectus, where appropriate, to indicate that the shares of common stock included within the Insider Units will not be placed in the escrow account.

PART II
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RECENT SALES OF UNREGISTERED SECURITIES
---------------------------------------

7.   REVISE TO INDICATE THE EXEMPTION AVAILABLE FOR THE NOTED TRANSACTION IN
     NOVEMBER 2005 AND THE TRANSFER OF SHARES TO YMBB, LLC AND KERRY PROPPER.

     The transfers in November 2005 by (i) JSC Group Holdings LLC to Sapphire
Canyon Investments LLC and (ii) Sapphire Canyon Investments LLC, Corl LLC, JSC
Group Holdings LLC, FA Holdings, LLC, John J. Hoey, David W. Tralka, Robert
Moreyra and Peter Collins to each of YMBB, LLC Kerry Propper were made in reliance upon exemptions from registration pursuant to Section 4(1) under the
Securities Act of 1933. We have revised the disclosure in Item 15 of Part II to indicate the foregoing.

     If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

                                                 Very truly yours,

                                                 /s/ Jeffrey M. Gallant

                                                 Jeffrey M. Gallant

cc: Jonathan Kalman
    James S. Cassano
    C. Richard Corl
    David M. Nussbaum
    Steven Levine
    Alan I. Annex, Esq.